Related Party Transactions (Tables)	3 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Loans Issued and Guarantees Granted (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]

Loans issued and guarantees granted

in € m.	Jun 30, 2018	Dec 31, 2017
Loans outstanding, beginning of period	256	297
Movement in loans during the period1	(12)	(26)
Changes in the group of consolidated companies	0	(1)
Exchange rate changes/other	(4)	(15)
Loans outstanding, end of period2	240	256

Other credit risk related transactions:
Allowance for loan losses	0	0
Provision for loan losses	0	0
Guarantees and commitments	4	9

[1] Net impact of loans issued and loans repayment during the year is shown as “Movement in loans during the period”.

[2] There were no past due loans as of June 30, 2018 and December 31, 2017. For the above loans, the Group held collateral of € 14 million and € 14 million as of June 30, 2018 and December 31, 2017, respectively.

Deposits Received (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]

Deposits received

in € m.	Jun 30, 2018	Dec 31, 2017
Deposits, beginning of period	67	87
Movement in deposits during the period[1]	(11)	(15)
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	0	(4)
Deposits, end of period	55	67

[1] Net impact of deposits received and deposits repaid during the year is shown as “Movement in deposits during the period”.